Commitments and contingencies (Schedule of Future Minimum Payments Under Non-cancellable Operating Leases) (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Future minimum payments under non-cancellable operating leases
2021	¥ 9,318
2022	4,707
2023	1,495
Total	¥ 15,520